Other Operating Income/(Loss), Net - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Disclosure of other operating income [line items]
Change in fair value of the callable units			₨ 1,233	₨ (81)
Income tax relating to investment securities included in other comprehensive income	₨ (275)		242	226
Consideration	₨ 0	$ 0	1,652	₨ 0
Denim group [member]
Disclosure of other operating income [line items]
Consideration			1,652
Cumulative gain loss on disposal of investments in equity method			953
Ensono holdings, llc [member]
Disclosure of other operating income [line items]
Cumulative gain loss on disposal of investments in equity instruments designated at fair value through other comprehensive income			1,252
Income tax relating to investment securities included in other comprehensive income			430
Consideration			₨ 5,628